Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Categories of financial assets [abstract]
Cash and cash equivalents	R$ 1,794,362	R$ 1,640,065	R$ 1,403,955	R$ 2,763,050
Financial investments	782,647	979,837
Accounts receivable	23,428,522	16,042,970
Other receivables	194,776	164,805
Judicial deposits	40,224	7,449
Investment	1,406	1,400
Categories of financial liabilities [abstract]
Payables to third parties	13,217,150	10,101,510
Trade payables	578,004	335,539
Payables to related parties	543,621	58,336
Deposits	3,133,996	766,086	R$ 0
Borrowings	1,005,787	0
Derivative financial instruments	14,317	0
Deferred revenue	179,866	213,555
Quoted prices in active markets (Level 1)
Categories of financial assets [abstract]
Cash and cash equivalents	446,322	321,674
Financial investments	782,647	979,837
Accounts receivable	0	0
Other receivables	0	0
Judicial deposits	0	0
Investment	0	0
Categories of financial liabilities [abstract]
Payables to third parties	0	0
Trade payables	0	0
Payables to related parties	0	0
Deposits	0	0
Borrowings	0
Derivative financial instruments	0
Deferred revenue	0	0
Other liabilities	0	0
Significant observable inputs (Level 2)
Categories of financial assets [abstract]
Cash and cash equivalents	1,348,040	1,318,391
Financial investments	0	0
Accounts receivable	23,657,402	16,076,540
Other receivables	206,486	164,805
Judicial deposits	40,224	7,449
Investment	0	0
Categories of financial liabilities [abstract]
Payables to third parties	13,217,150	10,101,510
Trade payables	578,004	335,539
Payables to related parties	543,621	58,336
Deposits	3,133,996	766,086
Borrowings	1,005,787
Derivative financial instruments	14,317
Deferred revenue	179,866	213,555
Other liabilities	143,884	159,198
Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Cash and cash equivalents	0	0
Financial investments	0	0
Accounts receivable	0	0
Other receivables	0	0
Judicial deposits	0	0
Investment	1,406	1,400
Categories of financial liabilities [abstract]
Payables to third parties	0	0
Trade payables	0	0
Payables to related parties	0	0
Deposits	0	0
Borrowings	0
Derivative financial instruments	0
Deferred revenue	0	0
Other liabilities	R$ 0	R$ 0